STATEMENTS OF OPERATIONS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating expenses:
Selling, general and administrative	$ (908)		$ (475)	$ (526)
Professional fees	(3,000)	$ (3,000)	(5,400)	(17,090)
Total operating expenses	(3,908)	(3,000)	(5,875)	(17,616)
Net (loss)	$ (3,908)	$ (3,000)	$ (5,875)	$ (17,616)
(Loss) per common share, basic and diluted (Note 2)	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average shares outstanding, basic and diluted	3,800,000	3,800,000	3,800,000	3,800,000